Commitments (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Finance Lease and Operating Lease by Lessee Explanatory
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	518	2,056	2,574
1 - 3 years	638	630	1,268
4 - 5 years	1	—	1
More than 5 years	—	—	—
Total	1,157	2,686	3,843

Disclosure of Research and Development and Revenue Related Milestone Payments Explanatory

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	28	—	28
1 - 3 years	111	—	111
4 - 5 years	909	—	909
More than 5 years	7,709	32,309	40,018
Total	8,757	32,309	41,066